Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	Tsakos Energy Navigation Limited [Member]	Tsakos Energy Navigation Limited [Member] Series E Preferred Stock [Member]	Tsakos Energy Navigation Limited [Member] Series F Preferred Stock [Member]	Noncontrolling Interest [Member]	Total	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]
Beginning balance, value at Dec. 31, 2024	$ 11,493	$ 151,541	$ (6,791)	$ 652,651			$ 1,727,708			$ 39,489	$ 1,767,197			$ 919,718	$ (904)
Treasury Stock, Common, Shares at Dec. 31, 2024			678,173
Net income	0	0	$ 0	64,544			64,544			2,648	67,192
Cash dividends declared				(18,077)			(18,077)				(18,077)
Dividends, Preferred Stock					$ (5,488)	$ (8,012)		$ (5,488)	$ (8,012)			$ (5,488)	$ (8,012)
Amortization of stock expense							4,578				4,578			4,578
Other comprehensive loss							(630)				(630)				(630)
Treasury Stock, Common, Shares at Jun. 30, 2025			678,173
Ending balance, value at Jun. 30, 2025	11,493	151,541	$ (6,791)	685,618			1,764,623			42,137	1,806,760			924,296	(1,534)
Beginning balance, value at Dec. 31, 2025	11,493	151,541	$ (6,791)	738,350			1,819,476			43,529	1,863,005			926,769	(1,886)
Treasury Stock, Common, Shares at Dec. 31, 2025			678,173
Net income	0	0	$ 0	228,142			228,142			6,601	234,743
Cash dividends declared				(30,126)			(30,126)				(30,126)
Dividends, Preferred Stock					$ (5,488)	$ (8,012)		$ (5,488)	$ (8,012)			$ (5,488)	$ (8,012)
Amortization of stock expense							1,020				1,020			1,020
Other comprehensive loss							(485)				(485)				(485)
Treasury Stock, Common, Shares at Jun. 30, 2026			678,173
Ending balance, value at Jun. 30, 2026	$ 11,493	$ 151,541	$ (6,791)	$ 922,866			$ 2,004,527			$ 50,130	$ 2,054,657			$ 927,789	$ (2,371)